Stock-Based Compensation (Summary Of Activity For Restricted Stock Awards And Restricted Stock Units) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Restricted Stock, Unvested balance at January 1, 2011	845
Restricted Stock, Granted	734
Restricted Stock, Vested	(199)
Restricted Stock, Canceled	(81)
Restricted Stock, Unvested balance at December 31, 2011	1,299
Weighted Average Grant Date Fair Value, Unvested balance at January 1, 2011	$ 41.63
Restricted stock units and awards granted, weighted average price	$ 35.27
Weighted Average Grant Date Fair Value, Vested	$ 41.90
Weighted Average Grant Date Fair Value, Canceled	$ 41.65
Weighted Average Grant Date Fair Value, Unvested balance at December 31, 2011	$ 38.01